Divestitures (Summary Of Components Of Income From HRG Compass Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other income, net									$ 4.1	$ (5.0)	$ 7.2
Net (loss) income from discontinued operations									445.0	289.3	(78.8)
Net income from discontinued operations attributable to non-controlling interest									33.2	92.7	60.9
Net income (loss) from discontinued operations attributable to controlling interest	$ (81.9)	$ 22.7	$ 3.7	$ 467.3	$ (21.5)	$ 23.1	$ (51.4)	$ 246.4	$ 411.8	$ 196.6	(139.7)
Discontinued Operations, Held-For-Sale [Member] | HRG Compass [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses											154.2
Operating loss											(114.0)
Interest expense											(5.9)
Gain on sale of oil and gas properties											105.6
Other income, net											1.5
Gain on disposal											53.6
Net (loss) income from discontinued operations											40.8
Net income from discontinued operations attributable to non-controlling interest											0.1
Net income (loss) from discontinued operations attributable to controlling interest											40.7
Discontinued Operations, Held-For-Sale [Member] | HRG Compass [Member] | Selling, Acquisition, Operating And General Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses											22.8
Discontinued Operations, Held-For-Sale [Member] | HRG Compass [Member] | Impairment And Bad Debt Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating costs and expenses											93.2
Discontinued Operations, Held-For-Sale [Member] | HRG Compass [Member] | Oil And Natural Gas [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues											40.2
Total operating costs and expenses											$ 38.2